Credit Quality Information (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 1,229,875	$ 1,173,500
Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	874,758	824,585
Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	417,064	417,458
Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	421,668	385,341
Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	36,026	21,786
Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	297,701	291,449
Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	116,383	145,238
Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	51,083	55,192
Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	23,531	21,986
Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	27,180	23,445
Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	79,524	45,588
Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	57,416	57,466
Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	55,228	53,779
Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	501	1,741
Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,687	1,946
Not Rated
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	116,383	145,238
Not Rated | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	116,383	145,238
Not Rated | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	116,383	145,238
Not Rated | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Not Rated | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,069,621	988,595
Pass | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	837,488	788,038
Pass | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	408,237	409,331
Pass | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	393,225	356,921
Pass | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	36,026	21,786
Pass | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	175,268	143,383
Pass | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Pass | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	51,083	55,192
Pass | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	23,531	21,986
Pass | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	27,180	23,445
Pass | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	73,474	42,760
Pass | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	56,865	57,174
Pass | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	54,683	53,487
Pass | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	501	1,741
Pass | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,681	1,946
Special Mention
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	18,979	17,785
Special Mention | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	15,192	16,188
Special Mention | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	1,174	2,001
Special Mention | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,018	14,187
Special Mention | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,741	1,534
Special Mention | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	3,741	1,534
Special Mention | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	46	63
Special Mention | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	46	63
Special Mention | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Special Mention | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	24,892	21,882
Substandard | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	22,078	20,359
Substandard | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	7,653	6,126
Substandard | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	14,425	14,233
Substandard | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,309	1,294
Substandard | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	2,309	1,294
Substandard | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	505	229
Substandard | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	499	229
Substandard | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Substandard | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	6	0
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Doubtful | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total real estate loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Residential - 1 to 4 family [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Multi-family and commercial [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Real estate: Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total commercial business loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: SBA and USDA guaranteed [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Time Share Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Condominium Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial Business: Medical loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Commercial business: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Total consumer loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Home equity [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Indirect automobile [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	0	0
Loss | Consumer: Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans and Leases Receivable, Gross	$ 0	$ 0